Stockholders' Equity - Common stock and Preferred stock (Details)			3 Months Ended	12 Months Ended
	Oct. 22, 2019 shares	Sep. 23, 2019 $ / shares shares	Mar. 31, 2020 Vote $ / shares shares	Dec. 31, 2019 item $ / shares shares	Sep. 05, 2019 $ / shares shares	Sep. 04, 2019 shares	Dec. 31, 2018 $ / shares shares	Jun. 30, 2016 $ / shares shares
Common stock
Common stock, authorized (in shares)		500,000,000	500,000,000	500,000,000	500,000,000	85,000,000	85,000,000	85,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Number of votes per share			1	1
Shares issued	1,875,000	12,500,000
Preferred stock
Preferred stock, authorized (in shares)			50,000,000	50,000,000	50,000,000	34,000,000	34,000,000	34,000,000
Preferred stock, issued (in shares)			0	0			0
Preferred stock, outstanding (in shares)			0	0			0